Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.3%)
BCE, Inc.	139,361	4,845
Fox Corp. - Class B	48,483	1,881
Omnicom Group, Inc.	14,899	1,541

Total		8,267

Consumer Discretionary (3.4%)
Aptiv PLC *	42,011	3,025
BorgWarner, Inc.	103,947	3,772
Darden Restaurants, Inc.	22,376	3,673
The Interpublic Group of Companies, Inc.	269,249	8,516
Mohawk Industries, Inc. *	21,860	3,513

Total		22,499

Consumer Staples (11.3%)
Conagra Brands, Inc.	429,973	13,983
Dollar Tree, Inc. *	73,102	5,140
General Mills, Inc.	105,157	7,766
Heineken NV	59,605	5,285
Henkel AG & Co. KGaA - Preference Shares	51,756	4,863
Kenvue, Inc.	311,815	7,212
Kimberly-Clark Corp.	61,558	8,758
Koninklijke Ahold Delhaize NV	320,929	11,089
Pernod Ricard SA	44,009	6,652
Reckitt Benckiser Group PLC	63,895	3,913

Total		74,661

Energy (5.6%)
Baker Hughes Co.	216,034	7,810
Coterra Energy, Inc.	190,852	4,571
Enterprise Products Partners LP	439,255	12,787
EQT Corp.	152,224	5,577
Occidental Petroleum Corp.	116,358	5,997

Total		36,742

Financials (16.7%)
Aflac, Inc.	18,898	2,113
AllianceBernstein Holding LP	72,744	2,538
The Allstate Corp.	62,509	11,855
The Bank of New York Mellon Corp.	165,585	11,899
Commerce Bancshares, Inc.	80,986	4,811
Equity Residential	114,799	8,548
First Hawaiian, Inc.	146,448	3,390
The Hanover Insurance Group, Inc.	42,562	6,304
Northern Trust Corp.	149,589	13,467

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
The PNC Financial Services Group, Inc.	16,413	3,034
Reinsurance Group of America, Inc.	15,097	3,289
T. Rowe Price Group, Inc.	69,215	7,540
Truist Financial Corp.	196,828	8,418
U.S. Bancorp	195,413	8,936
Westamerica Bancorporation	68,958	3,408
Willis Towers Watson PLC	35,726	10,522

Total		110,072

Health Care (16.1%)
Becton Dickinson and Co.	35,589	8,581
Cardinal Health, Inc.	76,988	8,509
Cencora, Inc.	7,345	1,653
Centene Corp. *	77,596	5,841
DENTSPLY SIRONA, Inc.	146,477	3,964
Envista Holdings Corp. *	216,942	4,287
GE HealthCare Technologies, Inc.	70,882	6,652
Henry Schein, Inc. *	185,630	13,532
Hologic, Inc. *	57,677	4,698
Labcorp Holdings, Inc.	36,021	8,050
Medtronic PLC	59,977	5,400
Quest Diagnostics, Inc.	69,918	10,855
Universal Health Services, Inc. - Class B	21,326	4,884
Zimmer Biomet Holdings, Inc.	180,722	19,509

Total		106,415

Industrials (15.5%)
Atkore, Inc.	14,164	1,200
Beacon Roofing Supply, Inc. *	86,070	7,439
Bunzl PLC	112,448	5,320
CSX Corp.	129,404	4,468
Cummins, Inc.	10,271	3,326
Dover Corp.	8,703	1,669
Edenred	89,792	3,406
Emerson Electric Co.	108,753	11,894
Huntington Ingalls Industries, Inc.	18,557	4,906
Johnson Controls International PLC	41,537	3,224
L3Harris Technologies, Inc.	19,486	4,635

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
MSC Industrial Direct Co., Inc.	100,573	8,655
Norfolk Southern Corp.	37,987	9,440
Oshkosh Corp.	74,580	7,474
Republic Services, Inc.	12,542	2,519
Southwest Airlines Co.	267,059	7,913
The Timken Co.	39,296	3,312
VINCI SA	67,322	7,877
Weir Group PLC	122,461	3,549

Total		102,226

Information Technology (5.8%)
Amdocs, Ltd.	96,829	8,471
Cognizant Technology Solutions Corp.	52,223	4,031
F5, Inc. *	31,164	6,862
HP, Inc.	219,167	7,861
Juniper Networks, Inc.	64,624	2,519
ON Semiconductor Corp. *	41,550	3,017
TE Connectivity PLC	35,655	5,383

Total		38,144

Materials (3.0%)
Akzo Nobel NV	87,421	6,166
Graphic Packaging Holding Co.	236,214	6,990
Packaging Corp. of America	31,272	6,736

Total		19,892

Real Estate (7.7%)
Agree Realty Corp.	79,886	6,018
Essex Property Trust, Inc.	13,562	4,007
Healthpeak Properties, Inc.	215,788	4,935
Public Storage	18,985	6,908
Realty Income Corp.	169,950	10,778
Regency Centers Corp.	84,196	6,081
Ventas, Inc.	95,764	6,141
VICI Properties, Inc.	168,051	5,598

Total		50,466

Utilities (12.1%)
CMS Energy Corp.	11,294	798
Duke Energy Corp.	53,346	6,151
Edison International	128,613	11,201
Evergy, Inc.	140,287	8,699
Eversource Energy	140,887	9,587
Northwestern Energy Group, Inc.	204,042	11,675
ONE Gas, Inc.	89,497	6,660
Spire, Inc.	97,634	6,570
WEC Energy Group, Inc.	92,824	8,928

Mid Cap Value Portfolio

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Xcel Energy, Inc.	147,820	9,653

Total		79,922

Total Common Stocks (Cost: $610,622)		649,306

Total Investments (98.5%) (Cost: $610,622)@		649,306

Other Assets, Less Liabilities (1.5%)		9,863

Net Assets (100.0%)		659,169

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Bank of America NA	CAD	5,869	4,348	12/20/24	$8	$—	$8
Sell	Bank of America NA	EUR	35,454	39,592	12/20/24	1	(28)	(27)
Buy	Bank of America NA	GBP	209	280	12/20/24	—	(1)	(1)
Sell	Bank of America NA	GBP	4,262	5,698	12/20/24	—	(18)	(18)
Sell	Goldman Sachs International	GBP	4,262	5,698	12/20/24	—	(16)	(16)

						$9	$(63)	$(54)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$9	—	$9	$(63)	—	—	$(63)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $610,622 and the net unrealized appreciation of investments based on that cost was $38,630 which is comprised of $64,296 aggregate gross unrealized appreciation and $25,666 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples	$42,859	$31,802	$—
Industrials	82,074	20,152	—
Materials	13,726	6,166	—
All Others	452,527	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	9	—

Total Assets:	$591,186	$58,129	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(63)	—

Total Liabilities:	$—	$(63)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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